Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Net Estimated Useful Lives (Details)	Dec. 31, 2025
Buildings [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Investment properties [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Leasehold improvements [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Leasehold improvements [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Furniture and office equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Furniture and office equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	4 years